Financial Risk Management - Summary of Changes in Equity and Profit or Loss (Detail) - 5 percent weakening in exchange rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (46,136)	₩ 50,040
Equity [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(12,060)	(10,294)
Equity [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	41,779	13,212
Equity [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	413	23
Equity [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	1,197	16
Equity [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	3,451	2,515
Equity [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	273	(4,445)
Profit and loss [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	38,725	91,238
Profit and loss [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(10,497)	(9,141)
Profit and loss [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	318	(6,396)
Profit and loss [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	1	1
Profit and loss [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	390	594
Profit and loss [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(236)	₩ (120)
Profit and loss [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ 273